Gross Exposure Long Net Exposure Short Number of Managers = 8 Number of Sub-Strategies = 2 Median Position Size = 12.9% Average Position Size = 12.5% Distressed - Long Bias: 52% Distressed - Variable Bias: 48% Product Name: Aetos Capital Distressed Investment Strategies Fund, LLC As of June 30, 2014 Product Description: The Aetos Capital Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets.  The Fund allocates its assets among a select group of Portfolio Managers across a variety of distressed investment strategies to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. As of July 1, 2014: Historical Sub-Strategy Allocation Historical Exposures Sub-Strategy Allocation1 Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital Distressed Investment Strategies Fund, LLC

As of June 30, 2014

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	0.06%	-0.30%	1.98%	1.21%	**2.97%**
2003	1.77%	0.68%	0.68%	2.56%	1.54%	2.27%	0.00%	0.69%	2.19%	1.87%	1.19%	1.86%	**18.71%**
2004	2.52%	0.58%	0.30%	0.16%	0.26%	1.00%	0.35%	0.51%	0.75%	0.76%	2.04%	1.56%	**11.28%**
2005	0.49%	1.37%	-0.28%	-0.43%	0.21%	0.67%	1.45%	0.88%	0.42%	-0.02%	0.59%	0.89%	**6.38%**
2006	1.62%	0.57%	1.19%	0.72%	0.61%	0.03%	0.47%	0.66%	0.49%	1.87%	1.51%	1.30%	**11.60%**
2007	1.57%	1.11%	0.93%	1.65%	1.53%	0.01%	-0.47%	-1.25%	1.24%	1.03%	-0.71%	0.18%	**6.98%**
2008	-1.35%	0.70%	-0.67%	0.50%	0.04%	-0.50%	-0.72%	-0.59%	-2.25%	-3.18%	-2.44%	-1.03%	**-10.99%**
2009	0.58%	-0.41%	-0.35%	0.83%	2.18%	1.88%	2.10%	2.14%	1.93%	1.79%	1.63%	1.79%	**17.29%**
2010	2.17%	0.70%	2.20%	1.44%	-1.66%	-0.43%	0.51%	0.48%	1.03%	1.19%	0.32%	1.20%	**9.47%**
2011	1.09%	1.14%	-0.03%	0.75%	0.09%	-0.79%	-0.14%	-2.34%	-2.75%	0.56%	-0.72%	-0.09%	**-3.27%**
2012	1.42%	0.99%	0.90%	0.86%	-0.50%	0.50%	1.10%	1.03%	1.56%	0.75%	0.57%	1.45%	**11.14%**
2013	1.75%	0.60%	1.26%	1.43%	1.92%	-0.82%	0.83%	0.17%	0.58%	1.27%	1.23%	0.66%	**11.40%**
2014	0.60%	1.70%	0.48%	0.30%	0.76%	1.57%	-	-	-	-	-	-	**5.53%**

Investment Returns: As of 6/30/14:	**Aetos Capital Distressed Fund[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI**	**S&P 500 DRI Index**
1 Year Annualized Return	10.62%	0.04%	4.37%	22.95%	24.61%
3 Year Annualized Return	7.32%	0.06%	3.66%	10.25%	16.58%
5 Year Annualized Return	9.14%	0.08%	4.85%	14.28%	18.83%
From Inception of Aetos Capital Funds (9/1/02) through 6/30/14:					
Average Annualized Return	8.04%	1.42%	4.80%	8.85%	8.84%
Annualized Standard Deviation	3.67%	0.48%	3.52%	16.40%	14.79%
Sharpe Ratio	1.80	-	0.96	0.45	0.50
Largest Calendar Qtr. Drawdown	-6.52%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	-0.02	-	-	-	-
Beta: MSCI ACWI	0.15	-	-	-	-
Beta: S&P 500 DRI Index	0.15	-	-	-	-

1 Allocations are subject to change over time.
2 Investment Performance:

Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Product Name: Aetos Capital Growth Portfolio As of June 30, 2014 Product Description: The Aetos Capital Growth Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of July 1, 2014: Historical Sub-Strategy Allocation Strategy Allocations1 Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital Growth Portfolio

As of June 30, 2014

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.59%	0.17%	0.40%	1.07%	**1.04%**
2003	0.28%	-0.04%	0.11%	1.62%	1.72%	1.29%	0.22%	0.75%	0.76%	1.30%	0.99%	0.98%	**10.42%**
2004	1.79%	0.70%	-0.10%	-0.92%	-0.15%	0.36%	-0.16%	-0.04%	0.67%	0.52%	1.56%	0.93%	**5.26%**
2005	0.30%	1.32%	0.26%	-0.45%	0.72%	0.77%	1.01%	0.60%	0.82%	-0.84%	0.61%	1.31%	**6.60%**
2006	1.91%	0.31%	1.13%	0.91%	-0.63%	0.21%	0.39%	0.57%	0.18%	0.83%	1.39%	1.15%	**8.66%**
2007	1.56%	0.43%	1.18%	1.45%	1.66%	0.43%	-0.66%	-1.40%	0.96%	1.52%	-0.07%	0.61%	**7.89%**
2008	-2.32%	1.31%	-1.49%	0.62%	1.83%	-0.29%	-0.82%	-0.44%	-6.97%	-4.26%	-1.97%	-0.85%	**-14.86%**
2009	0.50%	-0.26%	-0.31%	-0.61%	2.72%	0.97%	1.76%	1.25%	1.84%	0.23%	1.55%	0.66%	**10.74%**
2010	0.14%	0.59%	1.72%	0.81%	-2.11%	-0.69%	0.92%	0.19%	1.70%	1.05%	0.05%	1.36%	**5.81%**
2011	0.57%	0.68%	-0.08%	1.05%	-0.21%	-0.61%	-0.07%	-2.46%	-2.20%	1.66%	-0.60%	-0.14%	**-2.46%**
2012	1.51%	1.15%	0.71%	0.29%	-0.79%	0.31%	0.81%	0.59%	0.66%	0.07%	0.50%	0.59%	**6.58%**
2013	1.77%	0.66%	1.38%	0.71%	0.98%	-0.31%	0.81%	-0.23%	0.96%	1.13%	1.16%	0.79%	**10.23%**
2014	-0.01%	1.72%	-0.35%	-0.59%	1.18%	0.84%	-	-	-	-	-	-	**2.79%**

Investment Returns: As of 6/30/14:	**Aetos Capital Growth Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI**	**S&P 500 DRI Index**
1 Year Annualized Return	7.62%	0.04%	4.37%	22.95%	24.61%
3 Year Annualized Return	5.12%	0.06%	3.66%	10.25%	16.58%
5 Year Annualized Return	6.03%	0.08%	4.85%	14.28%	18.83%
From Inception through 6/30/14:					
Average Annualized Return	4.72%	1.42%	4.80%	8.85%	8.84%
Annualized Standard Deviation	4.09%	0.48%	3.52%	16.40%	14.79%
Sharpe Ratio	0.81	-	0.96	0.45	0.50
Largest Calendar Qtr. Drawdown	-8.14%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.02	-	-	-	-
Beta: MSCI ACWI	0.18	-	-	-	-
Beta: S&P 500 DRI Index	0.18	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency / Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown are for the period of September 1, 2002 through June 30, 2014 are of the Aetos Capital Growth Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Growth Portfolio is a model portfolio/asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Advisor. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com

Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Product Name:

Aetos Capital Prime Portfolio

As of June 30, 2014

Product Description: The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy. Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers.

As of July 1, 2014:

Strategy Allocations[1]



Long/Short Credit: 3%
Quantitative: 4%
Event Driven: 16%
Distressed: 20%
Fixed Income Arbitrage: 7%
Directional Equity: 3%
Short-biased Equity: 3%
Equity Hedged: 44%

Number of Managers = 38

Number of Strategies = 8

Median Position Size = 2.5%

Average Position Size = 2.6%

Aetos Capital Long/Short Strategies Fund: 50%

Aetos Capital Multi-Strategy Arbitrage Fund: 30%

Aetos Capital Distressed Investment Strategies Fund: 20%

Historical Sub-Strategy Allocation



100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Nov-02
Jan-04
Mar-05
May-06
Jul-07
Sep-08
Nov-09
Jan-11
Mar-12
May-13
Jul-14
Event Driven - Arbitrage
Event Driven - Special Situations
Convertible Arbitrage
Fixed Income Arbitrage
Directional Equity
Equity Hedged - Generalist
Equity Hedged - Sector Specialist
Short-biased Equity
Distressed - Long Bias
Distressed - Variable Bias
Long/Short Credit
Short-biased Credit
Quantitative - Market Neutral
Quantitative - Multi-Strategy
Quantitative - Statistical Arbitrage
Quantitative - Global Macro
Quantitative - Volatility Arbitrage



100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
10%
10%
2%
15%
29%
3%
8%
16%
Jul-14

Historical Exposures



300%
250%
200%
150%
100%
50%
0%
Gross Exposure
Long
Short
Net Exposure
9/30/09
12/31/09
3/31/10
6/30/10
9/30/10
12/31/10
3/31/11
6/30/11
9/30/11
12/31/11
3/31/12
6/30/12
9/30/12
12/31/12
3/31/13
6/30/13
9/30/13
12/31/13
3/31/14
6/30/14

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Aetos Capital Prime Portfolio

As of June 30, 2014

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.67%	0.34%	0.52%	0.95%	**1.14%**
2003	0.21%	-0.02%	0.22%	1.69%	1.70%	1.30%	0.37%	0.79%	0.60%	1.42%	1.12%	1.09%	**10.98%**
2004	1.85%	0.72%	-0.12%	-0.68%	-0.10%	0.36%	-0.18%	0.00%	0.66%	0.69%	1.57%	1.02%	**5.92%**
2005	0.12%	1.26%	0.28%	-0.51%	0.78%	0.81%	1.20%	0.65%	0.75%	-0.83%	0.68%	1.36%	**6.72%**
2006	2.00%	0.34%	1.27%	0.94%	-0.57%	0.15%	0.35%	0.69%	0.20%	0.99%	1.49%	1.11%	**9.31%**
2007	1.71%	0.50%	1.10%	1.52%	1.69%	0.40%	-0.63%	-1.42%	1.06%	1.60%	-0.10%	0.57%	**8.24%**
2008	-2.37%	1.33%	-1.55%	0.67%	1.91%	-0.17%	-0.95%	-0.39%	-7.03%	-3.75%	-1.62%	-0.74%	**-14.01%**
2009	0.54%	-0.30%	-0.36%	-0.85%	2.70%	0.71%	1.65%	1.13%	1.70%	0.09%	1.63%	0.50%	**9.49%**
2010	-0.19%	0.66%	1.62%	0.70%	-2.17%	-0.84%	1.00%	0.07%	1.83%	1.03%	0.06%	1.50%	**5.32%**
2011	0.44%	0.62%	-0.19%	1.12%	-0.23%	-0.61%	0.00%	-2.56%	-2.27%	1.82%	-0.52%	-0.20%	**-2.62%**
2012	1.48%	1.09%	0.69%	0.31%	-0.86%	0.33%	0.85%	0.54%	0.67%	-0.07%	0.46%	0.45%	**6.11%**
2013	1.78%	0.64%	1.46%	0.62%	0.97%	-0.20%	0.85%	-0.30%	1.06%	1.17%	1.30%	0.85%	**10.67%**
2014	-0.13%	1.92%	-0.52%	-0.79%	1.34%	0.89%	-	-	-	-	-	-	**2.70%**

Investment Returns: As of 6/30/14:	Aetos Capital Prime Portfolio[2]	90-Day Treasury Bills	Barclays Capital Aggregate Index	MSCI ACWI	S&P 500 DRI Index
1 Year Annualized Return	7.85%	0.04%	4.37%	22.95%	24.61%
3 Year Annualized Return	5.10%	0.06%	3.66%	10.25%	16.58%
5 Year Annualized Return	5.74%	0.08%	4.85%	14.28%	18.83%
From Inception through 6/30/14:					
Average Annualized Return	4.84%	1.42%	4.80%	8.85%	8.84%
Annualized Standard Deviation	4.12%	0.48%	3.52%	16.40%	14.79%
Sharpe Ratio	0.83	-	0.96	0.45	0.50
Largest Calendar Qtr. Drawdown	-8.28%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.00	-	-	-	-
Beta: MSCI ACWI	0.18	-	-	-	-
Beta: S&P 500 DRI Index	0.18	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Contribution Frequency/ Notice Period	10% of profits
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through June 30, 2014 of the Aetos Capital Prime Portfolio and are net of an investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007. During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Product Name: Aetos Capital Balanced Portfolio As of June 30, 2014 Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of July 1, 2014: Historical Sub-Strategy Allocation Strategy Allocations1 Historical Exposures Gross Exposure Long Net Exposure Short Aetos Capital, LP ▪ 875 Third Avenue ▪ New York, NY 10022 ▪ (212) 201-2500 ▪ AetosClientRelations@aetoscapital.com Aetos Alternatives Management, LLC ▪ 2180 Sand Hill Road ▪ Menlo Park, CA 94025 ▪ (650) 234-1860

Aetos Capital Balanced Portfolio

As of June 30, 2014

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	-0.44%	0.14%	0.53%	1.04%	**1.27%**
2003	0.73%	0.17%	0.28%	1.34%	1.86%	1.03%	-0.20%	0.58%	1.02%	1.02%	0.98%	0.85%	**10.06%**
2004	1.49%	0.56%	-0.04%	-0.69%	-0.18%	0.27%	-0.23%	0.01%	0.47%	0.25%	1.36%	0.82%	**4.14%**
2005	0.43%	1.14%	0.24%	-0.33%	0.62%	0.68%	0.93%	0.35%	0.71%	-0.71%	0.42%	1.22%	**5.83%**
2006	1.74%	0.47%	0.86%	0.87%	-0.36%	0.42%	0.49%	0.43%	0.27%	0.70%	1.25%	1.21%	**8.67%**
2007	1.46%	0.33%	1.07%	1.30%	1.54%	0.28%	-1.98%	-1.30%	0.91%	1.37%	-0.11%	0.49%	**5.43%**
2008	-1.75%	1.07%	-1.52%	0.56%	1.74%	-0.41%	-0.71%	-0.46%	-6.93%	-5.35%	-2.58%	-1.09%	**-16.40%**
2009	0.38%	-0.11%	-0.25%	-0.36%	2.74%	1.42%	1.94%	1.37%	2.07%	0.48%	1.40%	0.85%	**12.53%**
2010	0.58%	0.52%	1.80%	0.97%	-2.00%	-0.47%	0.89%	0.34%	1.47%	1.06%	0.01%	1.13%	**6.43%**
2011	0.77%	0.76%	0.12%	0.96%	-0.21%	-0.59%	-0.20%	-2.28%	-2.04%	1.43%	-0.74%	-0.03%	**-2.12%**
2012	1.56%	1.26%	0.73%	0.26%	-0.73%	0.29%	0.78%	0.64%	0.66%	0.21%	0.54%	0.74%	**7.14%**
2013	1.76%	0.67%	1.29%	0.80%	0.99%	-0.43%	0.78%	-0.16%	0.86%	1.09%	1.02%	0.72%	**9.78%**
2014	0.09%	1.54%	-0.19%	-0.38%	1.01%	0.80%	-	-	-	-	-	-	**2.89%**

Investment Returns: As of 6/30/14:	**Aetos Capital Balanced Portfolio[1]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI**	**S&P 500 DRI Index**
1 Year Annualized Return	7.39%	0.04%	4.37%	22.95%	24.61%
3 Year Annualized Return	5.18%	0.06%	3.66%	10.25%	16.58%
5 Year Annualized Return	6.44%	0.08%	4.85%	14.28%	18.83%
From Inception through 6/30/14:					
Average Annualized Return	4.42%	1.42%	4.80%	8.85%	8.84%
Annualized Standard Deviation	4.13%	0.48%	3.52%	16.40%	14.79%
Sharpe Ratio	0.73	-	0.96	0.45	0.50
Largest Calendar Qtr. Drawdown	-8.80%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.06	-	-	-	-
Beta: MSCI ACWI	0.18	-	-	-	-
Beta: S&P 500 DRI Index	0.18	-	-	-	-

Fees & Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency / Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency / Notice Period	Quarterly / 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through June 30, 2014 are of the Aetos Capital Balanced Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes it is assumed that an investor redeems each December 31 and invests each January 1. The Aetos Capital Balanced Portfolio is a model portfolio / asset allocation program. This Portfolio may not reflect an investor's actual portfolio as actual portfolios reflect each investor's own objectives and risk tolerances. The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com
Aetos Alternatives Management LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860

Number of Managers = 18 Median Position Size = 4.1% Average Position Size = 5.3% Strategy Allocations1 Gross Exposure Long Net Exposure Short Mortgages: 10% Corporate Distressed: 26% Structured Credit / ABS: 9% Relative Value: 6% Process Oriented: 12% Leveraged Loans: 9% Opportunistic Credit: 21% Hedging: 4% Currency/Other: 3% Historical Exposures Historical Sub-Strategy Allocation Product Name: Aetos Capital Credit and Distressed Opportunities Portfolio As of June 30, 2014 Product Description: The Aetos Capital Credit and Distressed Opportunities Portfolio is a tactically allocated portfolio comprised of allocations to the Aetos Capital SEC-registered 1940 Act Commingled Hedge Funds of Funds designed to provide institutional investors with attractive risk-adjusted returns and low correlations and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.  Aetos seeks to accomplish this by using a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step, and by investing with the highest quality managers. As of July 1, 2014:

Aetos Capital Credit and Distressed Opportunities Portfolio

As of June 30, 2014

Investment Performance[2] (US$)

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sept	Oct	Nov	Dec	YTD
2002	-	-	-	-	-	-	-	-	0.00%	-0.13%	1.79%	1.12%	**2.79%**
2003	1.74%	0.69%	0.74%	2.22%	1.66%	1.89%	-0.16%	0.60%	2.00%	1.62%	1.21%	1.65%	**17.04%**
2004	2.18%	0.53%	0.24%	0.20%	0.18%	0.80%	0.17%	0.44%	0.55%	0.59%	1.74%	1.35%	**9.32%**
2005	0.42%	1.15%	-0.12%	-0.38%	0.31%	0.64%	1.39%	0.67%	0.39%	-0.06%	0.47%	0.88%	**5.89%**
2006	1.61%	0.65%	1.08%	0.69%	0.55%	0.14%	0.47%	0.58%	0.54%	1.62%	1.38%	1.29%	**11.10%**
2007	1.53%	0.92%	0.84%	1.53%	1.50%	0.00%	-1.67%	-1.17%	1.22%	1.14%	-0.63%	0.16%	**5.44%**
2008	-1.25%	0.64%	-1.03%	0.50%	0.34%	-0.47%	-0.77%	-0.51%	-3.23%	-4.52%	-2.90%	-1.25%	**-13.64%**
2009	0.40%	-0.17%	-0.30%	0.58%	2.32%	2.05%	2.19%	1.99%	2.10%	1.67%	1.47%	1.64%	**17.10%**
2010	2.03%	0.61%	2.12%	1.42%	-1.67%	-0.29%	0.57%	0.52%	0.97%	1.16%	0.22%	1.05%	**9.00%**
2011	1.13%	1.09%	0.12%	0.74%	0.01%	-0.73%	-0.23%	-2.22%	-2.47%	0.65%	-0.81%	-0.01%	**-2.77%**
2012	1.48%	1.12%	0.87%	0.65%	-0.51%	0.41%	0.97%	0.95%	1.27%	0.71%	0.60%	1.36%	**10.34%**
2013	1.74%	0.64%	1.19%	1.32%	1.64%	-0.81%	0.78%	0.13%	0.57%	1.18%	1.03%	0.62%	**10.47%**
2014	0.54%	1.48%	0.42%	0.28%	0.69%	1.29%	-	-	-	-	-	-	**4.78%**

Investment Returns: As of 6/30/14:	**Aetos Capital Credit and Distressed Opportunities Portfolio[2]**	**90-Day Treasury Bills**	**Barclays Capital Aggregate Index**	**MSCI ACWI**	**S&P 500 DRI Index**
1 Year Annualized Return	9.37%	0.04%	4.37%	22.95%	24.61%
3 Year Annualized Return	6.65%	0.06%	3.66%	10.25%	16.58%
5 Year Annualized Return	8.60%	0.08%	4.85%	14.28%	18.83%
From Inception through 6/30/14:					
Average Annualized Return	7.03%	1.42%	4.80%	8.85%	8.84%
Annualized Standard Deviation	3.79%	0.48%	3.52%	16.40%	14.79%
Sharpe Ratio	1.48	-	0.96	0.45	0.50
Largest Calendar Qtr. Drawdown	-8.44%	-	-2.44%	-22.37%	-21.94%
Beta: Barclays Capital Aggregate Index	0.01	-	-	-	-
Beta: MSCI ACWI	0.16	-	-	-	-
Beta: S&P 500 DRI Index	0.16	-	-	-	-

Fees and Terms

Management Fee	1.00% (0.75% on $25mm+)
Incentive Fee	10% of profits
Hurdle Rate	3 Month T-bills
High Water Mark	Yes
Contribution Frequency/ Notice Period	Monthly/ 30 Days
Lock-Up Period	1 Year
Redemption Frequency/ Notice Period	Quarterly/ 90 Days
Minimum Investment	$1 million
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

1 Allocations are subject to change over time.

2 Performance figures shown for the period of September 1, 2002 through June 30, 2014 are of the Aetos Capital Credit and Distressed Opportunities Portfolio and are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively. For performance fee calculation purposes it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Credit and Distressed Opportunities Portfolio in October 2011. The performance figures shown for periods prior to October 2011 are those of the Aetos Capital Funds comprising the Aetos Capital Credit and Distressed Opportunities Portfolio, weighted according to the allocations on October 1, 2011. During the period from September 2002 through October 2011, it is possible that the Aetos Capital Credit and Distressed Opportunities Portfolio allocations to the Aetos Capital Funds would have differed from the allocations on October 1, 2011, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Credit and Distressed Opportunities Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital. Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets. These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing. The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.

Aetos Capital, LP • 875 Third Avenue • New York, NY 10022 • (212) 201-2500 • AetosClientRelations@aetoscapital.com

Aetos Alternatives Management, LLC • 2180 Sand Hill Road • Menlo Park, CA 94025 • (650) 234-1860